Cover Page	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Amendment Flag	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Registrant Name	EUPRAXIA PHARMACEUTICALS INC.
Entity Central Index Key	0001581178
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	27,282,165
Entity Primary SIC Number	2834
Entity File Number	001-41923
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	201-2067 Cadboro Bay Road
Entity Address, City or Town	Victoria
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V8R 5G4
City Area Code	250
Local Phone Number	590-3968
Annual Information Form	true
Audited Annual Financial Statements	true
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	KPMG LLP
Auditor Firm ID	85
Auditor Location	Vancouver, Canada
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Corporation Service Company
Entity Address, Address Line One	19 West 44th Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	800
Local Phone Number	927-9800